Business Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisitions

22) Business Acquisitions

During the years ended December 31, 2015 through 2017, the Partnership acquired from KNOT equity interests in certain subsidiaries which own and operate the Dan Sabia, the Ingrid Knutsen, the Raquel Knutsen, the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen and the Brasil Knutsen.

The board of directors of the Partnership and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs of $0.2 million, $0.1 million and $0.1 million as of December 31, 2017, 2016 and 2015, respectively, were expensed as incurred under general and administrative expenses. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of each acquisition has been allocated to the identifiable assets acquired. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Brasil Knutsen December 15, 2017	Final Lena Knutsen September 30, 2017	Final Vigdis Knutsen June 1, 2017	Final Tordis Knutsen March 1, 2017
Purchase consideration (1)	$5,764	$33,235	$31,759	$32,983

Less: Fair value of net assets acquired:
Vessels and equipment (2)	96,000	142,457	145,772	145,754
Intangibles: Above market time charter	—	—	1,458	1,468
Cash	5,217	470	3,438	609
Inventories	146	243	190	129
Derivatives assets	—	1,729	226	1,377
Others current assets	125	193	128	1,348
Amounts due from related parties	2	23,599	18,374	20,834
Long-term debt	(59,000)	(111,068)	(114,411)	(114,411)
Long-term debt from related parties	—	(22,706)	(22,703)	(22,960)
Deferred debt issuance	618	867	928	795
Trade accounts payable	(154)	(256)	(187)	(106)
Accrued expenses	(1,185)	(224)	(1,082)	(503)
Prepaid charter and deferred revenue	—	(1,758)	—	—
Amounts due to related parties	(36,005)	(186)	(372)	(1,351)
Income tax payable	—	(125)	—	—

Subtotal	5,764	33,235	31,759	32,983

Difference between the purchase price and fair value of net assets acquired	$—	$—	$—	$—

(U.S. Dollars in thousands)	Final Raquel Knutsen December 1, 2016	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Purchase consideration (1)	$20,252	$12,863	$41,186

Less: Fair value of net assets acquired:
Vessels and equipment (2)	116,751	115,000	103,389

Cash	7,146	4,744	4,343
Inventories	307	144	—
Derivatives assets (liabilities)	207	—	(802)
Others current assets	183	188	25
Amounts due from related parties	59	1	935
Long-term debt	(79,950)	(84,275)	(64,470)
Long-term debt from related parties	(24,019)	(20,253)	—
Deferred debt issuance	1,059	—	—
Trade accounts payable	(167)	(94)	(4)
Accrued expenses	(1,179)	(1,555)	(335)
Prepaid charter and deferred revenue	—	(762)	(442)
Amounts due to related parties	(145)	(275)	(1,453)

Subtotal	20,252	12,863	41,186

Difference between the purchase price and fair value of net assets acquired	$—	$—	$—

(1)	The purchase consideration comprises the following:

(U.S. Dollars in thousands)	Final Brasil Knutsen December 15, 2017	Final Lena Knutsen September 30, 2017	Final Vigdis Knutsen June 1, 2017	Final Tordis Knutsen March 1, 2017
Cash consideration paid to KNOT	$2,383	$33,343	$28,109	$31,242
Purchase price adjustments	3,381	(108)	3,650	1,741
Seller’s credit	—	—	—	—
Seller’s loan	—	—	—	—
Purchase price	$5,764	$33,235	$31,759	$32,983

(U.S. Dollars in thousands)	Final Raquel Knutsen December 1, 2016	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Cash consideration paid to KNOT (from KNOT)	$(12,019)	$10,472	$38,531
Purchase price adjustments	7,271	2,391	2,655
Seller’s credit	12,981	—	—
Seller’s loan	12,019	—	—
Purchase price	$20,252	$12,863	$41,186

(2)	Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Brasil Knutsen of $260, Lena Knutsen of $2,741, Vigdis Knutsen of $2,709, Tordis Knutsen of $2,753, Raquel Knutsen of $1,663 and Ingrid Knutsen of $1,263. For the Dan Sabia, $389 of the purchase price adjustments were allocated to the vessel.

Brasil Knutsen

On December 15, 2017, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 32 AS (“KNOT 32”), the company that owns and operates the Brasil Knutsen. The purchase price was $96.0 million, less $59.0 million of outstanding indebtedness, less approximately $35.2 million for a loan owed by KNOT 32 to KNOT (the “Company Liquidity Loan”), plus approximately $0.6 million for certain capitalized fees related to the financing of the Brasil Knutsen, and plus $3.4 million of post-closing adjustments for working capital. The cash portion of the purchase price was financed with the proceeds from the Partnership’s public offering of 3,000,000 common units which closed on November 9, 2017. See Note 23—Equity Offerings and Sale of Series A Preferred Units—Equity Offerings. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Brasil Knutsen business contributed revenues of $0.7 million and net income of $0.3 million to the Partnership for the period from December 15, 2017 to December 31, 2017.

Lena Knutsen

On September 30, 2017, KNOT Shuttle Tankers AS acquired KNOT’s 100% interest in KNOT Shuttle Tankers 26 AS (“KNOT 26”), the company that owns and operates the Lena Knutsen. The purchase price was $142.0 million, less approximately $133.8 million of outstanding indebtedness, plus approximately $24.1 million for a receivable owed by KNOT to KNOT 26, plus approximately $1.0 million for certain capitalized fees related to the financing of the Lena Knutsen and less $0.1 million of post-closing adjustments for working capital and interest rate swaps. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Lena Knutsen business contributed revenues of $5.2 million and net loss of $0.1 million to the Partnership for the period from September 30, 2017 to December 31, 2017.

Vigdis Knutsen

On June 1, 2017, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS (“KNOT 25”), the company that owns and operates the Vigdis Knutsen. The purchase price was $147.0 million, less approximately $137.7 million of outstanding indebtedness, plus approximately $17.9 million for a receivable owed by KNOT to KNOT 25, plus approximately $0.9 million for certain capitalized fees related to the financing of the Vigdis Knutsen and plus $3.7 million of post-closing adjustments for working capital and interest rate swaps. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Vigdis Knutsen business contributed revenues of $11.8 million and net income of $2.6 million to the Partnership for the period from June 1, 2017 to December 31, 2017

Tordis Knutsen

On March 1, 2017, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 24 AS (“KNOT 24”), the company that owns and operates the Tordis Knutsen. The purchase price was $147.0 million, less approximately $137.7 million of outstanding indebtedness, plus approximately $21.1 million for a receivable owed by KNOT to KNOT 24, plus approximately $0.8 million for certain capitalized fees related to the financing of the Tordis Knutsen and plus $1.7 million of post-closing adjustments for working capital and interest rate swaps. The cash portion of the purchase price was financed with the proceeds from the Partnership’s sale and issuance of 2,083,333 Series A Preferred Units which closed on February 2, 2017. See Note 23—Equity Offerings and Sale of Series A Preferred Units—Sale of Series A Preferred Units. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Tordis Knutsen business contributed revenues of $17.2 million and net income of $3.2 million to the Partnership for the period from March 1, 2017 to December 31, 2017.

Raquel Knutsen

On December 1, 2016, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in Knutsen Shuttle Tankers 19 AS, the company that owns and operates the Raquel Knutsen. The purchase price was $116.5 million, less $103.5 million of outstanding indebtedness related to the vessel and plus other purchase price adjustments of $7.3 million. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Raquel Knutsen business contributed revenues of $1.5 million and net income of $0.2 million to the Partnership for the period from December 1, 2016 to December 31, 2016.

Ingrid Knutsen

On October 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in Knutsen NYK Shuttle Tankers 16 AS, the company that owns and operates the Ingrid Knutsen. The purchase price was $115.0 million, less assumed bank debt of $104.5 million and plus other purchase price adjustments of $2.4 million. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

Since the Ingrid Knutsen acquisition date, the business has contributed revenues of $3.6 million and net income of $1.0 million to the Partnership for the period from October 15, 2015 to December 31, 2015.

Dan Sabia

On June 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. The purchase price was $103.0 million, less assumed bank debt of $64.5 million and plus other purchase price adjustments of $2.7 million. The cash portion of the purchase price was financed with the proceeds from the Partnership’s public offering of 5,000,000 common units which closed on June 2, 2015. See Note 23—Equity Offerings and Sale of Series A Preferred Units—Equity Offerings. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

Since the Dan Sabia acquisition date, the business has contributed revenues of $5.5 million and net income of $2.2 million to the Partnership for the period from June 15, 2015 to December 31, 2015.

Pro forma financial information – Brasil Knutsen

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Brasil Knutsen as if this acquisition had taken place on January 1, 2017. KNOT acquired the Brasil Knutsen from Chevron in July 2017 and the vessel was not operating on any contract at the time KNOT bought the vessel. From July 2017, the Brasil Knutsen operated on short term contracts until it commenced its time charter contract with Galp in November 2017. There are no pro forma figures for the years ended December 31, 2016 and 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2017
Revenue	$223,220
Net income	64,034

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors.

Pro forma financial information – Lena Knutsen

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Lena Knutsen as if this acquisition had taken place on January 1, 2017. Since Lena Knutsen was delivered from the yard in June 2017 and commenced on its time charter contract in September 2017, there are no pro forma figures for the years ended December 31, 2016 and 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2017
Revenue	$220,904
Net income	62,999

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors as if the acquisition had taken place from the date of delivery of the vessel.

Pro forma financial information – Vigdis Knutsen

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Vigdis Knutsen as if this acquisition had taken place on January 1, 2017. Since Vigdis Knutsen was delivered from the yard in February 2017 and commenced on its time charter contract in April 2017, there are no pro forma figures for the the years ended December 31, 2016 and 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2017
Revenue	$222,354
Net income	63,225

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors and amortization of the above market time charter as if the acquisition had taken place from the date of delivery of the vessel.

Pro forma financial information – Tordis Knutsen

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Tordis Knutsen as if this acquisition had taken place on January 1, 2017. Since Tordis Knutsen was delivered from the yard in late 2016 and commenced on its time charter contract in January 2017, there are no pro forma figures for the years ended December 31, 2016 and 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2017
Revenue	$221,198
Net income	66,584

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors and amortization of the above market time charter as if the acquisition had taken place from the date of delivery of the vessel.

Pro forma financial information – Raquel Knutsen

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2016 and 2015, giving effect to the Partnership’s acquisition and financing of the Raquel Knutsen as if this acquisition had taken place on January 1, 2015. The Raquel Knutsen was delivered on March 27, 2015.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2016	Unaudited Year Ended December 31, 2015
Revenue	$190,229	$164,477
Net income	65,101	38,401

Included in the pro forma adjustments are depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2015. In addition, the pro forma adjustments reflect new capital structure and changes in guarantors as if the acquisition had taken place from the date of delivery of the vessel.

Pro forma financial information – Ingrid Knutsen and Dan Sabia

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2015 giving effect to the Partnership’s acquisition and financing of the Dan Sabia and the Ingrid Knutsen as if these acquisitions had taken place on January 1, 2015. The Dan Sabia and Ingrid Knutsen were delivered on January 9, 2012 and December 2, 2013, respectively.

(U.S. Dollars in thousands)	Unaudited Year Ended December 31, 2015
Revenue	$173,116
Net income	43,810

Included in the pro forma adjustments are depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisitions had taken place on January 1, 2015. In addition, the pro forma adjustments reflect new capital structure and changes in guarantors as if the acquisitions had taken place from the date of delivery of the vessels.